Annual Total Returns - Fidelity® Quality Factor ETF [BarChart] - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Quality Factor ETF	Nov. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Sep. 12, 2016
Fidelity Quality Factor ETF-Default
Bar Chart Table:
Annual Return 2017	22.81%
Annual Return 2018	(3.73%)
Annual Return 2019	27.48%
Annual Return 2020	16.18%